SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of classes of share capital [line items]
Disclosure of detailed information about movement in issued and outstanding capital [Table Text Block]

	Year Ended December 31, 2022		Year Ended December 31, 2021
	Number of Shares	Net Proceeds	Number of Shares	Net Proceeds
ATM program(1)	11,869,145	$113,395	4,225,000	$66,674
	11,869,145	$113,395	4,225,000	$66,674

(1) In May 2021, the Company filed prospectus supplements to its short form base shelf prospectus, pursuant to which the Company may, at its discretion and from time-to-time, sell common shares of the Company for aggregate gross proceeds of up to $100.0 million. The sale of common shares is to be made through “at-the-market distributions” ("ATM"), as defined in the Canadian Securities Administrators’ National Instrument 44-102 Shelf Distributions, directly on the New York Stock Exchange. During the year ended December 31, 2022, the Company completed $100 million of the May 2021 ATM program. In July 2022, the Company filed prospectus supplements to its short form base shelf prospectus, pursuant to which the Company may, at its discretion and from time-to-time, sell common shares of the Company for aggregate gross proceeds of up to $100.0 million through this ATM program. During the year ended December 31, 2022, the Company sold 11,869,145 (2021 - 4,225,000) common shares of the Company under the ATM program at an average price of $9.8 per common share (2021 - $16.24) for gross proceeds of $116.3 million (2021 - $68.6 million), or net proceeds of $113.4 million (2021 - $66.7 million) after costs. At December 31, 2022, the Company incurred $2.9 million (2021- $1.9 million) in transaction costs in relation to the ATM.

Disclosure of detailed information about range of exercise prices of outstanding share options [Table Text Block]

	Options Outstanding			Options Exercisable
Exercise prices (CAD$)	Number of Options	Weighted Average Exercise Price (CAD $/Share)	Weighted Average Remaining Life (Years)	Number of Options	Weighted Average Exercise Price (CAD $/Share)	Weighted Average Remaining Life (Years)
5.01 - 10.00	1,903,045	8.70	6.12	1,648,045	8.63	5.84
10.01 - 15.00	3,489,921	13.03	8.87	825,296	13.72	7.31
15.01 - 20.00	1,265,840	16.36	7.79	648,524	16.14	7.12
20.01 - 250.00	616,938	21.46	8.40	291,622	21.44	8.40
	7,275,744	13.19	7.92	3,413,487	12.38	6.66

Disclosure of detailed information about number and weighted average exercise prices of share options [Table Text Block]

	Year Ended		Year Ended
	December 31, 2022		December 31, 2021
	Number of Options	Weighted Average Exercise Price (CAD $/Share)	Number of Options	Weighted Average Exercise Price (CAD $/Share)
Balance, beginning of the period	5,638,383	13.29	7,074,092	12.07
Granted	3,107,500	12.96	1,400,000	18.98
Exercised	(609,623)	9.76	(2,502,234)	10.87
Cancelled or expired	(860,516)	15.44	(333,475)	29.45
Balance, end of the period	7,275,744	13.19	5,638,383	13.29

Disclosure of detailed information about options valuation assumptions [Table Text Block]

		Year Ended	Year Ended
Assumption	Based on	December 31, 2022	December 31, 2021
Risk-free interest rate (%)	Yield curves on Canadian government zero- coupon bonds with a remaining term equal to the stock options’ expected life	2.16	1.04
Expected life (years)	Average of the expected vesting term and expiry term of the option	5.91	5.93
Expected volatility (%)	Historical and implied volatility of the precious metals mining sector	49.00	49.00
Expected dividend yield (%)	Annualized dividend rate as of the date of grant	1.64%	0.10%

Disclosure of detailed information about dividend [Table Text Block]
Declaration Date	Record Date	Dividend per Common Share
March 10, 2022	March 21, 2022	$0.0079
May 12, 2022	May 25, 2022	$0.0060
August 4, 2022	August 16, 2022	$0.0061
November 9, 2022	November 22, 2022	$0.0061
February 23, 2023(1)	March 10, 2023	$0.0054
 (1) These   dividends   were declared subsequent to the period end and have not been recognized as distributions to owners   during the period    presented.

Restricted share units [Member]
Disclosure of classes of share capital [line items]
Disclosure of detailed information about number and weighted average exercise prices of other equity instruments [Table Text Block]

	Year Ended December 31, 2022		Year Ended December 31, 2021
	Number of shares	Weighted Average Fair Value (CAD$)	Number of shares	Weighted Average Fair Value (CAD$)
Outstanding, beginning of the period	400,549	16.77	184,483	15.66
Granted	498,740	13.18	312,991	17.19
Settled	(159,016)	16.57	(69,504)	15.79
Forfeited	(87,934)	14.74	(27,421)	16.56
Outstanding, end of the period	652,339	14.35	400,549	16.77

Performance share units [Member]
Disclosure of classes of share capital [line items]
Disclosure of detailed information about number and weighted average exercise prices of other equity instruments [Table Text Block]

	Year Ended December 31, 2022		Year Ended December 31, 2021
	Number of shares	Weighted Average Fair Value (CAD$)	Number of shares	Weighted Average Fair Value (CAD$)
Outstanding, beginning of the period	275,516	16.58	109,035	15.62
Granted	268,955	13.21	184,050	17.15
Forfeited	(69,817)	15.55	(17,569)	16.56
Outstanding, end of the period	474,654	14.82	275,516	16.58

Deferred share units [Member]
Disclosure of classes of share capital [line items]
Disclosure of detailed information about number and weighted average exercise prices of other equity instruments [Table Text Block]

	Year Ended December 31, 2022		Year Ended December 31, 2021
	Number of shares	Weighted Average Fair Value (CAD$)	Number of shares	Weighted Average Fair Value (CAD$)
Outstanding, beginning of the year	25,185	18.31	—	—
Granted	37,312	14.07	31,040	18.08
Settled	(11,896)	15.55	(5,855)	17.08
Outstanding, end of the year	50,601	15.83	25,185	18.31